Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 24, 2016	Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	Ambient Water Corp.
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Entity Central Index Key	0001394872
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		326,580,006
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation	Dec. 19, 2005
Entity Public Float			$ 2,168,039
Trading Symbol	awgi
Entity Incorporation, State Country Name	Nevada
Entity Information, Date to Change Former Legal or Registered Name	Jun. 23, 2014
Amendment Description	Amendment No. 1